DEFERRED REVENUE	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 11. DEFERRED REVENUE

Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2025	2024
Unused virtual points	$467	$479
Unamortized virtual items	87	86
Advances for pre-order items	4	13
	$558	$578
The breakage amounts recognized as revenue during the years ended December 31, 2025, 2024 and 2023 were $12 thousand, $16 thousand and $228 thousand, respectively.